Property and Equipment, Net	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, is comprised of the following:

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Furniture, office equipment, fixtures	5,151	3,920	541
Leasehold improvements	11,405	737	102
Motor vehicles	1,932	1,932	266
	18,488	6,589	909
Less: Accumulated depreciation	(9,332)	(5,023)	(693)
Property and equipment, net	9,156	1,566	216

Depreciation expense for the years ended June 30, 2021, 2022 and 2023 was RMB3,165, RMB5,603 and RMB3,545, respectively. In the year ended June 30, 2023, the Group recorded disposal loss of furniture, office equipment, fixtures and leasehold improvements of RMB2,915 due to termination of rental offices, such loss is included in operating expenses.

No impairment for property and equipment was recorded for the years ended June 30, 2021, 2022 and 2023.